UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Chilton Capital Management, LLC

Address:   1177 West Loop South,
           Suite 1310
           Houston, TX 77027


Form 13F File Number: 28-07004


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Thomas M. Motter
Title:  Chief Investment Officer
Phone:  713-650-1995

Signature,  Place,  and  Date  of  Signing:

/s/ Thomas M. Motter               Houston, TX                        5/13/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             111

Form 13F Information Table Value Total:  $321,078,148.97
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
ConAgra Foods                           Com            205887102     175490     7000          SOLE                  7000      0    0
America Movil SAB                       Com            02364w105   175938.3     3495          SOLE                  3495      0    0
Apple Computer                          Com            037833100     177425      755          SOLE                   755      0    0
San Juan Basin Royalty Trust            Com            798241105   180474.4     8660          SOLE                  8660      0    0
OncoGenex Pharmaceutical                Com            68230a106     186823     9100          SOLE                  9100      0    0
Texas Instruments                       Com            882508104   203321.2     8309          SOLE                  8309      0    0
Resverlogix                             Com            76128m108     203610    30000          SOLE                 30000      0    0
ConocoPhillips                          Com            20825c104  211946.14     4142          SOLE                  4142      0    0
Rodman & Renshaw                        Com            77487r100     214485    54300          SOLE                 54300      0    0
United Technologies                     Com            913017109   219357.8     2980          SOLE                  2980      0    0
M&T Capital Trust IV 8.50% PFD          Com            55292c203     220725     8100          SOLE                  8100      0    0
(c013113)
Pembina Pipeline                        Com            706329109   222908.4    12990          SOLE                 12990      0    0
Stone Energy Corp                       Com            861642106     230750    13000          SOLE                 13000      0    0
RXI Pharmaceuticals                     Com            74978t109     236664    51900          SOLE                 51900      0    0
Sysco                                   Com            871829107     284675     9650          SOLE                  9650      0    0
Unilever                                Com            904767704   290164.8     9910          SOLE                  9910      0    0
Genzyme Corp                            Com            372917104  313675.16     6052          SOLE                  6052      0    0
Southern                                Com            842587107     331600    10000          SOLE                 10000      0    0
Leucadia National                       Com            527288104  395818.74    15954          SOLE                 15954      0    0
USB Capital XI 6.6% Pfd (c091511)       Com            903300200  457363.59    18457          SOLE                 18457      0    0
Research in Motion                      Com            760975102     488070     6600          SOLE                  6600      0    0
BB&T                                    Com            054937107   497186.5    15350          SOLE                 15350      0    0
Direxion Financial Shares               Com            25459w516  532996.75     5525          SOLE                  5525      0    0
Ico                                     Com            449293109     583376    72200          SOLE                 72200      0    0
Abbott Laboratories                     Com            002824100     590016    11200          SOLE                 11200      0    0
Ritchie Bros Auctioneers                Com            767744105   626738.3    29110          SOLE                 29110      0    0
Weingarten Realty 8.1% Notes (c091514)  Com            948741848   716917.5    32250          SOLE                 32250      0    0
Laboratory Crp of Amer                  Com            50540r409     757100    10000          SOLE                 10000      0    0
Diageo PLC-Sponsored ADR                Com            25243q205  769267.25    11405          SOLE                 11405      0    0
Zenith                                  Com            989390109     771190    20125          SOLE                 20125      0    0
Wesco Financial                         Com            950817106   772156.5     2003          SOLE                  2003      0    0
Xilinx                                  Com            983919101     779280    30560          SOLE                 30560      0    0
Magellan Midstream Partners LP          Com            559080106  875740.25    18425          SOLE                 18425      0    0
Medtronic                               Com            585055106   939325.8    20860          SOLE                 20860      0    0
Weingarten Realty Investors             Com            948741103     956725    44375          SOLE                 44375      0    0
BP PLC ADR                              Com            055622104 1010481.42    17706          SOLE                 17706      0    0
Pfizer                                  Com            717081103  1038741.2    60568          SOLE                 60568      0    0
Target                                  Com            87612e106    1052000    20000          SOLE                 20000      0    0
Copano Energy                           Com            217202100    1229965    50825          SOLE                 50825      0    0
Public Storage Series M (c010912@25)    Com            74460d232  1251399.5    51350          SOLE                 51350      0    0
Citigroup                               Com            172967101    1251693   309060          SOLE                309060      0    0
Key Energy Services                     Com            492914106 1255930.05   131511          SOLE                131511      0    0
Morgan Stanley                          Com            617446448 1413096.05    48245          SOLE                 48245      0    0
Chevron                                 Com            166764100 1510154.45    19915          SOLE                 19915      0    0
Sempra Energy                           Com            816851109  1511371.2    30288          SOLE                 30288      0    0
NuStar Energy LP                        Com            67058h102 1512761.25    25025          SOLE                 25025      0    0
JP Morgan Chase                         Com            46625h100 1520649.75    33981          SOLE                 33981      0    0
Plum Creek Timber                       Com            729251108    1529163    39300          SOLE                 39300      0    0
NorthWestern Corp                       Com            668074305 1681925.35    62735          SOLE                 62735      0    0
Thermo Fisher Scientific                Com            883556102  1684917.2    32755          SOLE                 32755      0    0
St Jude Medical                         Com            790849103    1798811    43820          SOLE                 43820      0    0
Ultra Petroleum Corp                    Com            903914109  1817171.1    38970          SOLE                 38970      0    0
Western Gas Partners LP                 Com            958254104  1832860.8    83010          SOLE                 83010      0    0
Verizon                                 Com            92343v104 1881300.96    60648          SOLE                 60648      0    0
Waste Management                        Com            94106L109  1960444.2    56940          SOLE                 56940      0    0
General Electric                        Com            369604103  1979486.6   108763          SOLE                108763      0    0
Arch Coal                               Com            039380100    2011257    88020          SOLE                 88020      0    0
Wells Fargo Cap VII 5.85%(050133)(cNow) Com            94979b204 2162784.25    94075          SOLE                 94075      0    0
Canadian Natural Resources              Com            136385101 2218998.29    29970          SOLE                 29970      0    0

                                                  FORM 13F INFORMATION TABLE

               COLUMN 1                    COLUMN 2    COLUMN 3   COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
--------------------------------------- -------------- --------- ---------- ----------------- ---------- -------- ------------------
                                                                            SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
            NAME OF ISSUER              TITLE OF CLASS   CUSIP     VALUE    PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
--------------------------------------- -------------- --------- ---------- -------- --- ---- ---------- -------- ------ ------ ----
Wal-Mart                                Com            931142103    2400530    43175          SOLE                 43175      0    0
Emerson Electric                        Com            291011104 2517604.08    50012          SOLE                 50012      0    0
3M                                      Com            88579Y101 2611144.65    31245          SOLE                 31245      0    0
Pepsico                                 Com            713448108 2766215.76    41811          SOLE                 41811      0    0
Metabolix                               Com            591018809 2813860.14   231023          SOLE                231023      0    0
Cummins                                 Com            231021106 2834850.31    45760          SOLE                 45760      0    0
Boston Beer Co - Cl A                   Com            100557107  2880571.2    55120          SOLE                 55120      0    0
Tractor Supply                          Com            892356106  2936749.5    50590          SOLE                 50590      0    0
Enterprise Products Partners            Com            293792107 2962952.72    85684          SOLE                 85684      0    0
Cyberonics                              Com            23251P102    3124996   163100          SOLE                163100      0    0
Calpine                                 Com            131347304 3140196.56   264104          SOLE                264104      0    0
Nokia ADR                               Com            654902204 3300260.88   212372          SOLE                212372      0    0
Scotts Miracle Gro Co                   Com            810186106    3354813    72380          SOLE                 72380      0    0
Hershey                                 Com            427866108 3372357.75    78775          SOLE                 78775      0    0
Altera                                  Com            021441100  3394831.5   139705          SOLE                139705      0    0
Symantec                                Com            871503108 3527959.19   208422          SOLE                208422      0    0
Waters                                  Com            941848103 3713957.06    54989          SOLE                 54989      0    0
BorgWarner                              Com            099724106 3717281.16    97362          SOLE                 97362      0    0
Itron                                   Com            465741106 3852596.16    53088          SOLE                 53088      0    0
Coca Cola                               Com            191216100    3984530    72446          SOLE                 72446      0    0
FMC Corp                                Com            302491303 4265197.99    70453          SOLE                 70453      0    0
Berkshire Hathaway Inc Cl B             Com            084670702  4309748.1    53030          SOLE                 53030      0    0
BE Aerospace                            Com            073302101    4324782   142450          SOLE                142450      0    0
Google Cl A                             Com            38259p508 4703126.16     8293          SOLE                  8293      0    0
Celgene                                 Com            151020104  4752022.2    76695          SOLE                 76695      0    0
Marathon Oil                            Com            565849106 4790422.56   151404          SOLE                151404      0    0
Wells Fargo                             Com            949746101 4801313.82   154284          SOLE                154284      0    0
Rogers                                  Com            775109200 4838507.71   141767          SOLE                141767      0    0
Applied Materials                       Com            038222105 5279696.95   392047          SOLE                392047      0    0
Cameron International                   Com            13342B105 5287295.32   123362          SOLE                123362      0    0
Hain Celestial Group                    Com            405217100 5524476.32   317864          SOLE                317864      0    0
Goldman Sachs                           Com            38141g104 5539332.32    32464          SOLE                 32464      0    0
Bruker                                  Com            116794108  5590381.4   381596          SOLE                381596      0    0
Vodafone PLC ADR                        Com            92857w209 5597803.26   240146          SOLE                240146      0    0
Procter & Gamble                        Com            742718109 5737133.79    90677          SOLE                 90677      0    0
CVS                                     Com            126650100 5866710.08   160468          SOLE                160468      0    0
Greenlight Capital                      Com            G4095J109 6072981.64   227623          SOLE                227623      0    0
Exxon Mobil                             Com            30231G103 6160775.74    91979          SOLE                 91979      0    0
Dow Chemical                            Com            260543103 6244740.45   211185          SOLE                211185      0    0
Johnson & Johnson                       Com            478160104 6630656.91   101697          SOLE                101697      0    0
Life Technologies                       Com            53217v109  6680628.7   127810          SOLE                127810      0    0
Schlumberger                            Com            806857108 7104826.49   111958          SOLE                111958      0    0
Varian Medical Systems                  Com            92220p105 7413998.68   133996          SOLE                133996      0    0
American Tower Corp Cl A                Com            029912201 7425516.87   174267          SOLE                174267      0    0
Monsanto                                Com            61166w101  8084840.2   113201          SOLE                113201      0    0
Qualcomm                                Com            747525103 8117833.36   193466          SOLE                193466      0    0
Bank of America                         Com            060505104  8294288.1   464666          SOLE                464666      0    0
Novartis AG ADR                         Com            66987v109  8522481.2   157532          SOLE                157532      0    0
Teva Pharmaceutical ADR                 Com            881624209  8673184.6   137495          SOLE                137495      0    0
Cisco                                   Com            17275R102 8767997.26   336842          SOLE                336842      0    0
Microsoft                               Com            594918104 9222329.87   314895          SOLE                314895      0    0
Halliburton                             Com            406216101  9538197.3   316568          SOLE                316568      0    0